Schedule of Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value, beginning balance	$ 128,375	$ 381,175
Change in fair value	(45,314)	(252,800)
Fair value, ending balance	$ 83,061	$ 128,375